Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000017636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate-Term Municipal Fund, Class F Shares
C000147417
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate-Term Municipal Fund, Class Y Shares
C000017624
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Fund, Class F Shares
C000147411
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Fund, Class Y Shares
C000017631
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund, Class F Shares
C000147416
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund, Class Y Shares
C000017627
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Massachusetts Municipal Bond Fund, Class F Shares
C000147413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Massachusetts Municipal Bond Fund, Class Y Shares
C000017630
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New Jersey Municipal Bond Fund, Class F Shares
C000147415
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New Jersey Municipal Bond Fund, Class Y Shares
C000017629
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New York Municipal Bond Fund, Class F Shares
C000147414
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New York Municipal Bond Fund, Class Y Shares
C000017626
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pennsylvania Municipal Bond Fund, Class F Shares
C000147412
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pennsylvania Municipal Bond Fund, Class Y Shares
C000047166
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tax-Advantaged Income Fund, Class F Shares
C000147418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tax-Advantaged Income Fund, Class Y Shares
Without Sales Load [Member] | C000017636
Average Annual Return [Line Items]
Average Annual Return, Percent	6.07%	0.94%	2.04%
Without Sales Load [Member] | C000147417
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%	1.19%	2.28%
Without Sales Load [Member] | C000017624
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%	1.23%	0.99%
Without Sales Load [Member] | C000147411
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%	1.46%	1.21%
Without Sales Load [Member] | C000017631
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%	0.13%	1.34%
Without Sales Load [Member] | C000147416
Average Annual Return [Line Items]
Average Annual Return, Percent	4.42%	0.26%	1.46%
Without Sales Load [Member] | C000017627
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%	0.12%	1.32%
Without Sales Load [Member] | C000147413
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%	0.25%	1.44%
Without Sales Load [Member] | C000017630
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	0.40%	1.48%
Without Sales Load [Member] | C000147415
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%	0.55%	1.61%
Without Sales Load [Member] | C000017629
Average Annual Return [Line Items]
Average Annual Return, Percent	4.52%	0.44%	1.46%
Without Sales Load [Member] | C000147414
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%	0.61%	1.59%
Without Sales Load [Member] | C000017626
Average Annual Return [Line Items]
Average Annual Return, Percent	4.36%	0.33%	1.57%
Without Sales Load [Member] | C000147412
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%	0.47%	1.70%
Without Sales Load [Member] | C000047166
Average Annual Return [Line Items]
Average Annual Return, Percent	10.77%	2.25%	3.83%
Without Sales Load [Member] | C000147418
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%	2.50%	4.05%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	6.09%	1.02%	2.43%
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Average Annual Return, Percent	5.26%	1.10%	2.25%
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Average Annual Return, Percent	5.26%	1.10%	2.25%
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Average Annual Return, Percent	4.21%	1.39%	1.26%
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Average Annual Return, Percent	4.21%	1.39%	1.26%
Bloomberg California Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Intermediate Municipal Index (USD)
Average Annual Return, Percent	4.73%	0.82%	1.95%
Bloomberg California Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Intermediate Municipal Index (USD)
Average Annual Return, Percent	4.73%	0.82%	1.95%
Bloomberg Massachusetts Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Intermediate Municipal Index (USD)
Average Annual Return, Percent	4.34%	0.81%	1.99%
Bloomberg Massachusetts Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Intermediate Municipal Index (USD)
Average Annual Return, Percent	4.34%	0.81%	1.99%
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Average Annual Return, Percent	4.81%	1.06%	1.98%
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Average Annual Return, Percent	4.81%	1.06%	1.98%
Bloomberg New York Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Intermediate Municipal Index (USD)
Average Annual Return, Percent	4.64%	0.97%	2.04%
Bloomberg New York Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Intermediate Municipal Index (USD)
Average Annual Return, Percent	4.64%	0.97%	2.04%
Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Average Annual Return, Percent	4.50%	1.02%	2.35%
Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Average Annual Return, Percent	4.50%	1.02%	2.35%
Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD)
Average Annual Return, Percent	9.83%	2.14%	3.69%
Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD)
Average Annual Return, Percent	9.83%	2.14%	3.69%